Long-term royalty payable - Minimum Repayments (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Minimum repayments including interest for royalties payable
2017	$ 48,097
2018	2,199
2019	2,174
2020	2,262
Long-term debt	79,032
Royalty agreement
Minimum repayments including interest for royalties payable
2017	1,500
2018	3,426
2019	6,164
2020	7,722
2021	9,054
2022 and thereafter	18,113
Long-term debt	$ 45,979